Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended				2 Months Ended				3 Months Ended				4 Months Ended				5 Months Ended				6 Months Ended				7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended			13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended			25 Months Ended			26 Months Ended			27 Months Ended			28 Months Ended			29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended
	Sep. 02, 2025	Nov. 14, 2023	May 07, 2019	Apr. 10, 2019	Sep. 30, 2025	Nov. 30, 2023	May 31, 2019	Apr. 30, 2019	Oct. 31, 2025	Dec. 31, 2023	Jun. 30, 2019	May 31, 2019	Nov. 30, 2025	Jan. 31, 2024	Jul. 31, 2019	Jun. 30, 2019	Dec. 31, 2025	Feb. 29, 2024	Aug. 31, 2019	Jul. 31, 2019	Jan. 31, 2026	Mar. 31, 2024	Sep. 30, 2019	Aug. 31, 2019	Feb. 28, 2026	Apr. 30, 2024	Oct. 31, 2019	Sep. 30, 2019	May 31, 2024	Nov. 30, 2019	Oct. 31, 2019	Jun. 30, 2024	Dec. 31, 2019	Nov. 30, 2019	Jul. 31, 2024	Jan. 31, 2020	Dec. 31, 2019	Aug. 31, 2024	Feb. 29, 2020	Jan. 31, 2020	Sep. 30, 2024	Mar. 31, 2020	Feb. 29, 2020	Oct. 31, 2024	Apr. 30, 2020	Mar. 31, 2020	Nov. 30, 2024	May 31, 2020	Apr. 30, 2020	Dec. 31, 2024	Jun. 30, 2020	May 31, 2020	Jan. 31, 2025	Jul. 31, 2020	Jun. 30, 2020	Feb. 28, 2025	Aug. 31, 2020	Jul. 31, 2020	Mar. 31, 2025	Sep. 30, 2020	Aug. 31, 2020	Apr. 30, 2025	Oct. 31, 2020	Sep. 30, 2020	May 31, 2025	Nov. 30, 2020	Oct. 31, 2020	Jun. 30, 2025	Dec. 31, 2020	Nov. 30, 2020	Jul. 31, 2025	Jan. 31, 2021	Dec. 31, 2020	Aug. 31, 2025	Feb. 28, 2021	Jan. 31, 2021	Sep. 30, 2025	Mar. 31, 2021	Feb. 28, 2021	Oct. 31, 2025	Apr. 30, 2021	Mar. 31, 2021	Nov. 30, 2025	May 31, 2021	Apr. 30, 2021	Dec. 31, 2025	Jun. 30, 2021	May 31, 2021	Jan. 31, 2026	Jul. 31, 2021	Jun. 30, 2021	Feb. 28, 2026	Aug. 31, 2021	Jul. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Nov. 30, 2021	Oct. 31, 2021	Dec. 31, 2021	Nov. 30, 2021	Jan. 31, 2022	Dec. 31, 2021	Feb. 28, 2022	Jan. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Apr. 30, 2022	Mar. 31, 2022	May 31, 2022	Apr. 30, 2022	Jun. 30, 2022	May 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Oct. 31, 2022	Sep. 30, 2022	Nov. 30, 2022	Oct. 31, 2022	Dec. 31, 2022	Nov. 30, 2022	Jan. 31, 2023	Dec. 31, 2022	Feb. 28, 2023	Jan. 31, 2023	Mar. 31, 2023	Feb. 28, 2023	Apr. 30, 2023	Mar. 31, 2023	May 31, 2023	Apr. 30, 2023	Jun. 30, 2023	May 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Nov. 30, 2023	Oct. 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Jan. 31, 2024	Dec. 31, 2023	Feb. 29, 2024	Jan. 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Apr. 30, 2024	Mar. 31, 2024	May 31, 2024	Apr. 30, 2024	Jun. 30, 2024	May 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Nov. 30, 2024	Oct. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Jan. 31, 2025	Dec. 31, 2024	Feb. 28, 2025	Jan. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Apr. 30, 2025	Mar. 31, 2025	May 31, 2025	Apr. 30, 2025	Jun. 30, 2025	May 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Nov. 30, 2025	Oct. 31, 2025	Dec. 31, 2025	Nov. 30, 2025	Jan. 31, 2026	Dec. 31, 2025	Feb. 28, 2026	Jan. 31, 2026	Feb. 28, 2026
SoFi Agentic AI ETF
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 11,009				$ 12,116				$ 11,299				$ 11,389				$ 11,273				$ 10,723
SoFi Enhanced Yield ETF
Account Value [Line Items]
Accumulated Value		$ 10,000				$ 10,051				$ 10,118				$ 10,200				$ 10,264				$ 10,397				$ 10,524			$ 10,625			$ 10,757			$ 10,893			$ 10,299			$ 10,419			$ 10,460			$ 10,720			$ 10,847			$ 10,952			$ 11,036			$ 10,974			$ 8,798			$ 8,930			$ 9,059			$ 9,144			$ 9,226			$ 9,391			$ 9,484			$ 9,634			$ 9,735			$ 9,870			$ 10,005
SoFi Select 500 ETF
Account Value [Line Items]
Accumulated Value				$ 10,000				$ 10,206				$ 9,549				$ 10,211				$ 10,374				$ 10,173				$ 10,330			$ 10,576			$ 10,967			$ 11,298			$ 11,373			$ 10,490			$ 9,218			$ 10,519			$ 11,067			$ 11,329			$ 12,026			$ 12,994			$ 12,575			$ 12,222			$ 13,647			$ 14,130			$ 14,005			$ 14,270			$ 14,805			$ 15,584			$ 15,689			$ 16,290			$ 16,699		$ 17,248		$ 16,433		$ 17,688		$ 17,617		$ 18,057		$ 16,821		$ 16,253		$ 16,916		$ 15,170		$ 15,096		$ 13,699		$ 15,115		$ 14,563		$ 13,234		$ 14,285		$ 14,950		$ 13,944		$ 14,989		$ 14,663		$ 15,172		$ 15,215		$ 15,476		$ 16,566		$ 17,171		$ 16,891		$ 16,168		$ 15,706		$ 17,227		$ 18,042		$ 18,246		$ 19,252		$ 19,821		$ 19,057		$ 20,234		$ 21,276		$ 21,226		$ 21,722		$ 22,242		$ 22,418		$ 23,905		$ 23,408		$ 23,888		$ 23,615		$ 21,942		$ 22,048		$ 23,943		$ 25,564		$ 26,442		$ 26,779		$ 27,971		$ 29,002		$ 28,715		$ 28,731		$ 29,116	$ 28,579
SoFi Social 50 ETF
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 9,368				$ 10,224				$ 10,107				$ 9,463				$ 9,478				$ 9,650			$ 10,191			$ 10,528			$ 10,293			$ 9,433			$ 7,567			$ 8,902			$ 9,430			$ 9,587			$ 10,539			$ 12,456			$ 11,707			$ 11,288			$ 13,723			$ 14,056			$ 14,628			$ 14,874			$ 15,161			$ 15,480			$ 16,758			$ 20,265			$ 19,163			$ 20,407		$ 19,070		$ 20,386		$ 20,227		$ 19,091		$ 16,494		$ 16,042		$ 16,913		$ 13,534		$ 13,053		$ 11,669		$ 13,467		$ 12,839		$ 11,253		$ 11,693		$ 11,844		$ 9,989		$ 11,957		$ 11,713		$ 12,227		$ 11,873		$ 13,051		$ 14,374		$ 15,706		$ 14,528		$ 13,823		$ 12,945		$ 14,660		$ 15,667		$ 14,948		$ 16,746		$ 17,047		$ 16,049		$ 17,206		$ 18,437		$ 18,625		$ 18,684		$ 19,676		$ 19,660		$ 22,319		$ 22,630		$ 23,299		$ 22,005		$ 20,192		$ 21,016		$ 23,162		$ 24,578		$ 25,571		$ 26,437		$ 28,802		$ 30,105		$ 29,366		$ 29,388		$ 28,950		$ 28,068
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,000		10,000	10,000	10,435		9,563	10,204	10,679		10,237	9,556	10,706		10,384	10,229	10,712		10,219	10,376	10,868		10,411	10,212	10,785		10,636	10,403		11,022	10,628		11,355	11,014		11,350	11,346		10,416	11,342		9,130	10,408		10,300	9,123		10,790	10,292		11,005	10,782		11,626	10,997		12,461	11,617		11,988	12,452		11,669	11,979		12,946	11,660		13,444	12,936		13,308	13,434		13,675	13,298		14,274	13,665		15,036	14,263		15,141	15,025		15,494	15,129		15,863	15,483		16,345	15,850	15,585	16,332	16,677	15,573	16,561	16,664	17,303	16,548	16,408	17,290	15,917	16,395	16,508	15,904	15,068	16,495	15,096	15,057	13,850	15,084	15,127	13,839	14,510	15,115	13,173	14,499	14,240	13,163	15,036	14,229	14,169	15,024	15,060	14,159	14,692	15,048	15,232	14,681	15,469	15,220	15,537	15,458	16,563	15,525	17,095	16,551	16,823	17,082	16,021	16,810	15,684	16,009	17,117	15,672	17,894	17,104	18,195	17,881	19,166	18,181	19,783	19,152	18,975	19,768	19,916	18,961	20,631	19,901	20,882	20,615	21,388	20,866	21,845	21,372	21,647	21,828	22,918	21,630	22,371	22,900	22,994	22,354	22,694	22,977	21,416	22,677	21,270	21,399	22,609	21,254	23,759	22,592	24,292	23,741	24,785	24,274	25,689	24,766	26,291	25,670	26,355	26,271	26,371	26,335	26,754	26,351	26,550	26,733	26,530
BITA US Agentic AI Select Index
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 11,022				$ 12,139				$ 11,327				$ 11,424				$ 11,315				$ 10,769
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		$ 10,000				$ 10,123				$ 10,511				$ 10,482				$ 10,334				$ 10,429				$ 10,166			$ 10,338			$ 10,436			$ 10,680			$ 10,833			$ 10,978			$ 10,706			$ 10,819			$ 10,642			$ 10,698			$ 10,934			$ 10,938			$ 10,981			$ 10,902			$ 11,070			$ 11,041			$ 11,173			$ 11,295			$ 11,365			$ 11,436			$ 11,419			$ 11,431			$ 11,618
Solactive SoFi US 500 Growth Index
Account Value [Line Items]
Accumulated Value				$ 10,000				$ 10,207				$ 9,547				$ 10,213				$ 10,376				$ 10,173				$ 10,331			$ 10,578			$ 10,970			$ 11,304			$ 11,378			$ 10,492			$ 9,214			$ 10,518			$ 11,065			$ 11,329			$ 12,027			$ 12,996			$ 12,576			$ 12,222			$ 13,650			$ 14,135			$ 14,009			$ 14,275			$ 14,811			$ 15,592			$ 15,697			$ 16,299			$ 16,709		$ 17,260		$ 16,443		$ 17,700		$ 17,628		$ 18,070		$ 16,832		$ 16,263		$ 16,928		$ 15,177		$ 15,110		$ 13,710		$ 15,130		$ 14,577		$ 13,243		$ 14,297		$ 14,964		$ 13,955		$ 15,004		$ 14,675		$ 15,185		$ 15,229		$ 15,488		$ 16,583		$ 17,189		$ 16,909		$ 16,183		$ 15,719		$ 17,245		$ 18,063		$ 18,266		$ 19,275		$ 19,848		$ 19,079		$ 20,263		$ 21,309		$ 21,255		$ 21,751		$ 22,271		$ 22,445		$ 23,943		$ 23,438		$ 23,908		$ 23,656		$ 21,984		$ 22,081		$ 23,977		$ 25,598		$ 26,478		$ 26,813		$ 28,011		$ 29,038		$ 28,719		$ 28,736		$ 29,105	$ 28,558
SoFi Social 50 Index
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 9,370				$ 10,230				$ 10,113				$ 9,470				$ 9,487				$ 9,661			$ 10,212			$ 10,553			$ 10,321			$ 9,457			$ 7,581			$ 8,931			$ 9,469			$ 9,628			$ 10,592			$ 12,523			$ 11,783			$ 11,306			$ 13,750			$ 14,090			$ 14,681			$ 14,919			$ 15,316			$ 15,576			$ 16,864			$ 20,578			$ 19,290			$ 20,509		$ 19,166		$ 20,494		$ 20,349		$ 19,160		$ 16,525		$ 16,077		$ 16,971		$ 13,568		$ 13,084		$ 11,692		$ 13,490		$ 12,763		$ 11,179		$ 11,611		$ 11,771		$ 9,930		$ 11,911		$ 11,921		$ 12,437		$ 12,057		$ 13,247		$ 14,580		$ 15,929		$ 14,685		$ 13,975		$ 13,076		$ 14,819		$ 15,862		$ 15,136		$ 16,985		$ 17,291		$ 16,292		$ 17,470		$ 18,716		$ 18,909		$ 18,964		$ 19,979		$ 19,970		$ 22,709		$ 23,069		$ 23,755		$ 22,423		$ 20,575		$ 21,423		$ 23,622		$ 25,086		$ 26,101		$ 27,000		$ 29,420		$ 30,753		$ 30,003		$ 30,030		$ 29,584		$ 28,688